Rendering of services (Tables)	12 Months Ended
Mar. 31, 2021
Rendering Of Services
Schedule of revenue by product type and customer type
	March 31,
	2019	2020	2021
Air Ticketing	3,449,265	2,609,518	893,039
Hotels and Packages	4,914,420	3,601,798	173,397
Other Services	56,419	53,958	31,426
Total	8,420,104	6,265,274	1,097,862

Summary of contract assets
	March 31,
	2020	2021
Contract Assets	-	626

Changes in contract assets

Changes in contract assets are as follows:

	March 31,
	2020	2021
Balance at the beginning of the year	22,584	-
Revenue recognised during the year	-	626
Adjustment during the year	(14,400)	-
Billed during the year	(8,184)	-
Balance at the end of the year	-	626

Summary of contract liabilities
	March 31,
	2020	2021
Advance from customer (refer to Note 38)	774,673	537,002
Deferred revenue (refer to Note 35)	357,916	387,049
Total Contract liabilities	1,132,589	924,051